INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Taxes
	Year ended December 31,
	2021	2020	2019

Domestic	$38,854	$12,175	$21,095
Foreign	6,461	(2,560)	(6,557)

Total	$45,315	$9,615	$14,538

Schedule of Income Taxes
	Year ended December 31,
	2021	2020	2019

Current taxes	$7,891	$2,498	$3,816
Taxes in respect of previous years	1,476	6	(129)
Deferred tax benefit	(2,758)	(3,114)	(2,042)

Total	$6,609	$(610)	$1,645

Schedule of Income Taxes by Jurisdiction
	Year ended December 31,
	2021	2020	2019

Domestic	$8,060	$1,031	$3,055
Foreign	(1,451)	(1,641)	(1,410)

Total	$6,609	$(610)	$1,645

Domestic:
Current taxes	$7,447	$1,466	$3,519
Deferred tax benefit	(980)	(984)	(197)
Taxes in respect of previous years	1,593	549	(267)

Total - Domestic	$8,060	$1,031	$3,055

Foreign:
Current taxes	$444	$1,032	$297
Deferred tax benefit	(1,778)	(2,130)	(1,845)
Taxes in respect of previous years	(117)	(543)	138

Total - Foreign	$(1,451)	$(1,641)	$(1,410)

Total income tax expense (benefit)	$6,609	$(610)	$1,645

Schedule of Deferred Tax Assets (Liabilities)
	December 31,
	2021	2020
Deferred tax assets:
Net operating loss and other losses carry forwards	$4,955	$4,049
Research and development	3,629	2,287
Intangible assets	(3,251)	1,476
Other temporary differences mainly relating to reserve and allowances	2,539	1,553
Deferred tax assets, before valuation allowance	$7,872	$9,365
Valuation allowance	2,644	2,254
Total deferred tax assets, net	$5,228	$7,111

Domestic:
Long term deferred tax asset (liability), net	$(732)	$2,034
	$(732)	$2,034

Foreign:
Long term deferred tax asset, net	$5,960	$5,077
	$5,960	$5,077

Total deferred tax asset, net	$5,228	$7,111

Schedule of the Reconciliation of the Effective Tax Rate
	Year ended December 31,
	2021	2020	2019

Income before taxes on income	$45,315	$9,615	$14,538
Statutory tax rate in Israel	23.0%	23.0%	23.0%
Theoretical tax expense	$10,422	$2,211	$3,344

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(5,610)	(1,701)	(2,973)
Non-deductible expenses	710	2,409	374
Tax adjustment in respect of different tax rate of foreign subsidiaries	226	228	397
Deferred taxes related to prior years	(922)	(1,576)	-
Previous years taxes	1,476	(147)
Change in valuation allowance	390	(2,097)	421
Other	(83)	63	82

Taxes on income	$6,609	$(610)	$1,645

* Benefit per ordinary share from "Preferred Enterprise" status:

Basic	$0.16	$0.06	$0.11
Diluted	$0.15	$0.06	$0.11

Schedule of Unrecognized Tax Benefits
	December 31,
	2021	2020

Balance at the beginning of the year	$4,525	$4,232
Increase related to prior year tax positions, net	1,285	293
Increase related to current year tax positions, net	1,118	-

Balance at the end of the year	$6,928	$4,525